Post-retirement benefits - Summary of movement in plan assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ (470)	$ (1,028)
Employer contributions	237	211	$ 464
Return on plan assets, net of interest on assets	(222)	2,831	(371)
Impact of buy-in	216	0	0
Currency exchange rate gains/(losses)	10	(35)
Ending balance	(723)	(470)	(1,028)
Plan assets
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	10,708	14,700
Settlements	(4)	0
Interest on obligation	512	334
Contributions by plan participants	19	20
Employer contributions	237	211
Benefits paid	(748)	(783)
Non-investment expenses	(20)	(13)
Return on plan assets, net of interest on assets	222	(2,831)
Impact of buy-in	(216)	0
Assets transferred to defined contribution section	(6)	(4)
Currency exchange rate gains/(losses)	434	(926)
Ending balance	11,138	10,708	$ 14,700
Pension benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	152
Employer contributions	205
Currency exchange rate gains/(losses)	17
Ending balance	(95)	152
Pension benefits | Plan assets
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	10,708
Settlements	(4)
Interest on obligation	512
Contributions by plan participants	19
Employer contributions	205
Benefits paid	(716)
Non-investment expenses	(20)
Return on plan assets, net of interest on assets	222
Impact of buy-in	(216)
Assets transferred to defined contribution section	(6)
Currency exchange rate gains/(losses)	434
Ending balance	11,138	10,708
Other benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(622)
Employer contributions	32
Currency exchange rate gains/(losses)	(7)
Ending balance	(628)	(622)
Other benefits | Plan assets
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	0
Settlements	0
Interest on obligation	0
Contributions by plan participants	0
Employer contributions	32
Benefits paid	(32)
Non-investment expenses	0
Return on plan assets, net of interest on assets	0
Impact of buy-in	0
Assets transferred to defined contribution section	0
Currency exchange rate gains/(losses)	0
Ending balance	$ 0	$ 0